RETIREMENT AND OTHER POSTRETIREMENT BENEFITS PLANS - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Contribution made by employer	$ 7,000,000	$ 0	$ 7,965,000	$ 389,000	$ 10,700,000
Estimated future employer contributions in next fiscal year	$ 23,000,000